CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Entity Information [Line Items]
Revenues		$ 21,039	$ 17,931	$ 14,427
Direct operating costs		(15,676)	(13,470)	(10,510)
General and administrative expenses		(405)	(413)	(433)
Profit (loss) from operating activities		4,958	4,048	3,484
Interest expense		(3,387)	(2,501)	(1,855)
Share of earnings from investments in associates and joint ventures		439	459	12
Mark-to-market (losses) gains		(26)	(118)	173
Other (expense) income		(31)	141	121
Income before income tax		1,953	2,029	1,935
Income tax expense
Current		(594)	(576)	(474)
Deferred		324	(5)	(86)
Net income		1,683	1,448	1,375
Attributable to:
Limited partners		57	102	101
General partner		294	265	240
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		23	42	42
BIPC exchangeable shares and class A.2 exchangeable shares		16	21	24
Exchangeable units	[1]	1	2	0
Interest of others in operating subsidiaries		$ 1,292	$ 1,016	$ 968
Basic and diluted income per unit attributable to:
Limited partners, basic (in dollars per unit)		$ 0.04	$ 0.14	$ 0.14
Limited partners, diluted (in dollars per unit)		$ 0.04	$ 0.14	$ 0.14

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details